UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-4337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

Item 1.	Reports to Shareholders

Heritage Cash Trust

MONEY MARKET FUND

Semiannual Report

and Investment Performance Review

for the six-month period ended

February 29, 2008

(unaudited)

President’s Letter

Dear Fellow Shareholders:

I am pleased to present the semiannual report for the Heritage Cash Trust—Money Market Fund (the “Fund”) for the six-month period ended February 29, 2008. At the end of the period, the Fund’s seven-day current yield(a) was 2.55%, down from the 4.62% at the end of the previous fiscal year. The lower yield was driven by decisions by the Federal Reserve’s Federal Open Market Committee (“FOMC”) to lower the federal funds target rate from 5.25% to 3.00% through five consecutive rate cuts during the semiannual period. Subsequent to the Fund’s semiannual period end, the FOMC further reduced rates by 75 basis points to 2.25% on March 18th. The federal funds rate is the rate member banks charge each other for overnight loans and is an indicator of short-term interest rates. These cuts were in recognition of the ongoing risks to economic growth due to the continuing housing correction and turbulence in the credit markets. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be higher or lower than the data quoted. To obtain the Fund’s current yield, please visit our website at HeritageFunds.com.

At Heritage, we adhere to a philosophy that money market funds should be conservatively managed and the return competitive with similar high-quality conservatively managed funds. We think it is important for investors to keep in mind that reaching for higher returns requires adding risk. The Fund does not hold any asset-backed commercial paper, collateralized debt obligations, collateralized loan obligations, structured investment vehicles or securities directly backed by sub-prime mortgages.

As of February 29, 2008, approximately 65% and 6% of the Fund’s net assets were invested in commercial paper or certificate of deposits rated A-1+ and A-1, respectively, the two highest short-term rating classifications by Standard & Poor’s Ratings Group (“S&P”). Additionally, approximately 29% of the Fund’s net assets were invested in short-term obligations issued by U.S. Government-Sponsored Enterprises(b), including Fannie Mae, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan Banks. These high quality investments satisfy the requirements set forth by S&P to maintain the Fund’s AAAm rating(c). Ratings are subject to change and do not remove market risk from your investment.

Our firm is committed to the financial well-being of our clients. We are grateful for your continued support and confidence in the Heritage Funds.

Sincerely,

Stephen G. Hill

President

March 24, 2008

(a) An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risk, charges and expenses of and fund carefully before investing. Contact Heritage at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest. (b) U.S. Government-Sponsored Enterprises are agencies and instrumentalities of the U.S. Government. The investments vary in the level of support that they receive from the U.S. Government; some instruments may be supported by the full faith and credit guaranty of the U.S. Government, while others are supported only by the credit of the issuing agency or instrumentality. (c) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity and management of the Fund.

1

Statement of Net Assets

MONEY MARKET FUND	UNAUDITED	02.29.2008

Commercial paper 72.2% (a)	Principal amount (in thousands)	Value
Domestic 38.9%
Banks 10.0%
Bank of America Corporation, 3.66%, 03/18/08	$25,000	$24,956,792
Bank of America Corporation, 2.92%, 04/08/08	50,000	49,845,889
Bank of America Corporation, 2.95%, 04/18/08	50,000	49,803,333
Bank of America Corporation, 2.96%, 04/25/08	25,000	24,886,944
J.P. Morgan Chase & Company, Inc., 3.00%, 03/05/08	40,000	39,986,667
J.P. Morgan Chase & Company, Inc., 2.96%, 03/31/08	20,400	20,349,680
J.P. Morgan Chase & Company, Inc., 2.96%, 04/07/08	39,600	39,479,528
State Street Corporation, 3.05%, 03/14/08	50,000	49,944,931
State Street Corporation, 2.96%, 04/23/08	50,000	49,782,111
Wells Fargo & Company, 2.89%, 03/13/08	40,000	39,961,467
Wells Fargo & Company, 2.92%, 03/18/08	30,000	29,958,633
Wells Fargo & Company Note, 2.83%, 03/28/08	50,000	50,000,000

Beverages 2.1%
The Coca-Cola Company, 3.05%, 03/06/08	50,000	49,978,819
The Coca-Cola Company, 3.05%, 03/13/08	15,000	14,984,750
The Coca-Cola Company, 2.92%, 03/19/08	35,000	34,948,900

Chemicals 2.1%
E.I. du Pont de Nemours and Company, 2.90%, 03/04/08	30,000	29,992,750
E.I. du Pont de Nemours and Company, 2.94%, 03/06/08	40,000	39,983,667
E.I. du Pont de Nemours and Company, 2.90%, 03/18/08	30,000	29,958,917

Cosmetics/Personal care 7.4%
Colgate-Palmolive Company, 2.85%, 03/03/08	30,000	29,995,250
Colgate-Palmolive Company, 2.83%, 03/04/08	25,000	24,994,104
Colgate-Palmolive Company, 2.85%, 03/11/08	25,000	24,980,208
Colgate-Palmolive Company, 2.85%, 03/31/08	12,247	12,217,913
Kimberly-Clark Worldwide, 2.88%, 03/11/08	43,000	42,965,600
Kimberly-Clark Worldwide, 2.90%, 03/14/08	5,000	4,994,764
Kimberly-Clark Worldwide, 2.85%, 03/20/08	12,000	11,981,950
Kimberly-Clark Worldwide, 2.85%, 03/28/08	40,000	39,914,500
Procter & Gamble International Funding, 3.75%, 03/10/08	50,000	49,953,125
Procter & Gamble International Funding, 2.85%, 03/28/08	13,000	12,972,212
Procter & Gamble International Funding, 2.75%, 04/04/08	50,000	49,870,139
The Procter & Gamble Company, 2.83%, 03/25/08	37,000	36,930,193

Diversified manufacturer 3.2%
General Electric Capital Corporation, 2.90%, 04/22/08	50,000	49,790,556
General Electric Company, 2.97%, 03/27/08	100,000	99,785,500

Healthcare products 3.2%
Johnson & Johnson, 2.85%, 03/10/08	50,000	49,964,375
Johnson & Johnson, 2.85%, 03/17/08	34,000	33,956,933
Johnson & Johnson, 2.85%, 03/25/08	14,400	14,372,640
Johnson & Johnson, 2.72%, 03/31/08	24,600	24,544,240
Johnson & Johnson, 2.70%, 04/11/08	27,000	26,916,975

Office/Business equipment 1.4%
Pitney Bowes, Inc., 2.90%, 03/03/08	17,000	16,997,261
Pitney Bowes, Inc., 2.90%, 03/05/08	25,000	24,991,944
Pitney Bowes, Inc., 2.87%, 03/10/08	22,000	21,984,215

Oil & gas 4.4%
Chevron Funding Corporation, 2.85%, 03/20/08	50,000	49,924,792
Chevron Funding Corporation, 2.90%, 03/20/08	50,000	49,923,472
Chevron Funding Corporation, 2.80%, 04/02/08	50,000	49,875,556
Shell International Finance BV, 2.95%, 03/04/08	50,000	49,987,708

Commercial paper 72.2% (a)	Principal amount (in thousands)	Value

Pharmaceuticals 1.8%
Abbott Laboratories, 2.90%, 03/07/08	$40,000	$39,980,667
Abbott Laboratories, 2.90%, 03/11/08	40,000	39,967,778

Retail 3.3%
Wal-Mart Stores Inc., 3.00%, 03/03/08	25,000	24,995,833
Wal-Mart Stores Inc., 3.10%, 03/18/08	50,000	49,926,806
Wal-Mart Stores Inc., 3.04%, 03/19/08	35,000	34,946,800
Wal-Mart Stores Inc., 2.72%, 04/08/08	40,000	39.885,156
Total domestic (cost $1,803,292,943)		1,803,292,943

Foreign 33.3% (b)
Banks 20.3%
ABN AMRO North America Finance Inc., 3.00%, 03/04/08	10,000	9,997,500
ABN AMRO North America Finance Inc., 3.00%, 03/10/08	45,000	44,966,250
ABN AMRO North America Finance Inc., 3.07%, 03/26/08	45,000	44,904,062
Bank of Scotland, 4.34%, 03/07/08	63,330	63,284,191
Bank of Scotland, 4.04%, 03/11/08	36,670	36,628,848
Barclays U.S. Funding Corporation, 3.73%, 03/03/08	50,000	49,989,639
Barclays U.S. Funding Corporation, 4.03%, 03/11/08	25,000	24,972,049
Barclays U.S. Funding Corporation, 3.88%, 03/14/08	25,000	24,965,017
Danske Corporation, 3.01%, 03/05/08	50,000	49,983,278
Danske Corporation, 3.14%, 03/07/08	33,600	33,582,444
Danske Corporation, 3.07%, 03/25/08	10,700	10,678,101
Deutsche Bank Financial Inc., 3.92%, 03/11/08	50,000	49,945,556
Deutsche Bank Financial Inc., 3.08%, 03/27/08	50,000	49,888,778
KFW International Finance, 3.00%, 03/10/08	17,123	17,110,158
KFW International Finance, 3.77%, 03/10/08	42,877	42,836,588
Rabobank USA Financial Corporation, 3.00%, 03/03/08	50,000	49,991,667
Rabobank USA Financial Corporation, 3.06%, 03/13/08	50,000	49,949,000
Royal Bank of Scotland, 3.08%, 03/03/08	28,750	28,745,081
Royal Bank of Scotland, 3.80%, 03/17/08	46,250	46,171,889
Royal Bank of Scotland, 2.98%, 03/19/08	25,000	24,962,750
Societe Generale North America, 4.16%, 03/10/08	40,000	39,958,400
Societe Generale North America, 3.87%, 03/14/08	40,000	39,944,100
UBS Finance Delaware, LLC, 3.05%, 03/06/08	40,000	39,983,056
UBS Finance Delaware, LLC, 4.12%, 03/10/08	28,000	27,971,195
UBS Finance Delaware, LLC, 3.06%, 03/20/08	32,000	31,948,320

Financial services 5.4%
Siemens Capital Corporation, 2.96%, 03/31/08	100,000	99,753,333
Toyota Motor Credit Corporation, 2.92%, 03/12/08	40,000	39,964,311
Toyota Motor Credit Corporation, 2.90%, 04/24/08	50,000	49,782,500
Toyota Motor Credit Corporation, 2.88%, 04/29/08	60,000	59,716,800

Food 3.8%
Nestle Capital Corporation, 2.90%, 03/04/08	28,200	28,193,185
Nestle Capital Corporation, 2.95%, 03/04/08	24,800	24,793,903
Nestle Capital Corporation, 3.00%, 03/04/08	23,000	22,994,250
Nestle Capital Corporation, 3.00%, 03/06/08	50,000	49,979,167
Nestle Capital Corporation, 2.74%, 04/07/08	17,000	16,952,126
Unilever Capital Corporation, 3.71%, 03/04/08	10,000	9,996,908
Unilever Capital Corporation, 3.05%, 03/18/08	25,000	24,963,993

Pharmaceuticals 1.1%
GlaxoSmithKline Finance PLC, 2.80%, 03/26/08	50,000	49,902,778

The accompanying notes are an integral part of the financial statements.	2

Statement of Net Assets

MONEY MARKET FUND	UNAUDITED	02.29.2008

Commercial paper 72.2% (a)	Principal amount (in thousands)	Value

Regional agencies 2.7%
Export Development Canada, 2.80%, 03/04/08	$20,000	$19,995,333
Export Development Canada, 3.81%, 03/05/08	20,000	19,991,533
Export Development Canada, 2.73%, 03/07/08	20,000	19,990,900
The Canadian Wheat Board, 2.70%, 03/06/08	25,000	24,990,625
The Canadian Wheat Board, 2.70%, 03/13/08	35,000	34,968,500
The Canadian Wheat Board, 2.64%, 04/29/08	12,000	11,948,080
Total foreign (cost $1,542,236,142)		1,542,236,142
Total commercial paper (cost $3,345,529,085)		3,345,529,085

U.S. Government-sponsored enterprises 28.6% (a)
Fannie Mae, 3.00%, 03/03/08	27,000	26,995,500
Fannie Mae, 2.68%, 03/12/08	14,000	13,988,536
Fannie Mae, 2.74%, 03/17/08	38,186	38,139,498
Fannie Mae, 2.71%, 04/09/08	29,925	29,837,145
Fannie Mae, 2.70%, 04/30/08	50,000	49,775,000
Fannie Mae, 2.56%, 05/07/08	50,000	49,761,778
Federal Farm Credit Banks, 2.68%, 03/19/08	30,000	29,959,800
Federal Farm Credit Banks, 2.76%, 03/20/08	37,850	37,794,865
Federal Farm Credit Banks, 2.77%, 03/25/08	77,000	76,857,807
Federal Home Loan Bank, 2.80%, 03/12/08	50,000	49,957,222
Federal Home Loan Bank, 2.85%, 03/19/08	41,000	40,941,677
Federal Home Loan Bank, 2.85%, 03/24/08	39,800	39,727,531
Federal Home Loan Bank, 2.89%, 03/24/08	50,000	49,907,649
Federal Home Loan Bank, 3.77%, 03/24/08	50,000	49,879,569
Federal Home Loan Bank, 2.90%, 03/26/08	50,000	49,899,306
Federal Home Loan Bank, 3.00%, 03/28/08	100,000	99,775,000
Federal Home Loan Bank, 2.89%, 04/02/08	28,700	28,626,273
Federal Home Loan Bank Note, 2.90%, 03/05/09 (callable on 09/05/08)	17,500	17,500,000
Federal Home Loan Bank Note, 2.90%, 03/20/09 (callable on 05/28/08, 08/28/08, 11/28/08 and 02/28/09)	40,000	40,000,000
Federal Home Loan Bank Note, 4.47%, 11/28/08 (callable on 05/28/08)	40,000	40,000,000
Federal Home Loan Bank Note, 4.57%, 11/28/08 (callable on 05/05/08)	30,000	30,000,000
Freddie Mac, 2.69%, 03/04/08	43,000	42,990,361
Freddie Mac, 3.70%, 03/10/08	19,000	18,982,425
Freddie Mac, 2.80%, 03/20/08	70,005	69,901,548
Freddie Mac, 2.69%, 03/26/08	16,397	16,366,367
Freddie Mac, 2.80%, 03/28/08	45,794	45,697,833
Freddie Mac, 2.70%, 04/03/08	35,000	34,913,375
Freddie Mac, 2.75%, 04/04/08	23,136	23,075,911
Freddie Mac, 2.88%, 04/07/08	33,454	33,354,976
Freddie Mac, 2.70%, 04/10/08	33,529	33,428,413
Freddie Mac, 2.76%, 04/21/08	21,950	21,864,176
Freddie Mac, 2.71%, 05/12/08	26,160	26,018,213
Freddie Mac Note, 3.55%, 01/22/09 (callable quarterly)	40,000	40,000,000
Freddie Mac Note, 2.92%, 03/30/09 (callable quarterly)	30,000	30,000,000
Total U.S. Government-sponsored enterprises (cost $1,325,917,754)		1,325,917,754

Certificate of deposit 0.7% (a)	Principal amount (in thousands)	Value

Wells Fargo & Company, 2.95%, 03/17/08	$30,000	$30,000,000
Total certificate of deposit (cost $30,000,000)		30,000,000

Total investment portfolio excluding repurchase agreement (cost $4,701,446,839)		4,701,446,839

Repurchase agreement 0.1% (a)
Repurchase agreement with Fixed Income Clearing Corporation, dated February 29, 2008 @ 1.69% to be repurchased at $2,252,317 on March 3, 2008, collateralized by $2,155,000 United States Treasury Bonds, 4.25% due August 15, 2014, (market value $2,328,229 including interest) (cost $2,252,000)		2,252,000

Total investment portfolio (cost $4,703,698,839) (c), 101.6% (a)		4,703,698,839

Other assets and liabilities net, (1.6%) (a)		(72,765,762)

Net assets (consisting of paid-in capital net of accumulated net realized loss of $5,832), 100.0%		$4,630,933,077

(a) Percentages indicated are based on net assets. (b) U.S. dollar denominated. (c) The aggregate identified cost for federal income tax purposes is the same.

Class A shares
Net asset value, offering and redemption price per share, ($4,627,125,140 divided by 4,627,131,032 shares outstanding)		$1.00

Class C shares
Net asset value, offering and redemption price per share, ($3,807,937 divided by 3,807,877 shares outstanding)		$1.00

Maturity Schedule (1)
UNAUDITED I 02.29.2008

Days to maturity	Percent of net assets
1-7 days	21.4%
8-14 days	19.4%
15-30 days	33.7%
31-60 days	20.1%
61-90 days	2.7%
91-397 days	4.3%

(1) The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

3	The accompanying notes are an integral part of the financial statements.

Financial Statements

MONEY MARKET FUND

Statement of Operations	9/1/07 to 2/29/08 (unaudited)

Investment income
Interest	$99,892,863

Expenses
Investment advisory fee	9,188,232
Distribution fee (Class A)	3,299,678
Distribution fee (Class C)	2,664
Shareholder servicing fees	2,230,704
Custodian fee	111,117
State qualification expenses	85,786
Reports to shareholders	62,500
Fund accounting fee	47,058
Professional fees	41,657
Trustees and officers compensation	18,750
Other	69,608

Total expenses before expense offsets	15,157,754

Expense offsets	(5,954)

Total expenses after expense offsets	15,151,800

Net investment income from operations	$84,741,063

Statements of Changes in Net Assets	9/1/07 to 2/29/08 (unaudited)	9/1/06 to 8/31/07

Net assets, beginning of period	$4,347,897,449	$5,075,193,722

Increase (decrease) in net assets from operations
Net investment income	84,741,063	223,440,243

Net realized loss on investments	—	(2,658)

Net increase in net assets resulting from operations	84,741,063	223,437,585

Distributions to shareholders from net investment income ($0.02 and $0.05 per share)	(84,741,063)	(223,440,243)

Capital share transactions	283,035,628	(727,293,615)

Increase (decrease) in net assets	283,035,628	(727,296,273)

Net assets, end of period	$4,630,933,077	$4,347,897,449

Financial Highlights

The following table includes selected data for a class A share and a class C share outstanding throughout each period and other performance information derived from the financial statements.

	9/1/07 to 2/29/08 (unaudited)		For the fiscal years ended August 31
			2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (a)	0.019		0.046	0.038	0.018	0.004	0.007
Less distributions
Dividends from net investment income (a)	(0.019)		(0.046)	(0.038)	(0.018)	(0.004)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	1.94	(b)	4.71	3.90	1.84	0.42	0.66

Ratios to average daily net assets (%)
Operating expenses	0.69	(c)	0.71	0.72	0.71	0.70	0.70
Net income
Class A shares	3.85	(c)	4.61	3.84	1.82	0.42	0.65
Class C shares	3.85	(c)	4.61	3.87	1.76	0.42	0.67

Net assets, end of period ($ millions)
Class A shares	4,627		4,344	5,069	4,960	5,103	5,479
Class C shares	4		4	3	2	4	6

(a) May include net realized gains and losses that are less than $.001 per share. (b) Not annualized. (c) Annualized.

The accompanying notes are an integral part of the financial statements.	4

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.29.2008

NOTE 1  I  Organization and investment objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal.

Class offerings The Fund currently offers Class A and Class C shares to the public. No class of shares is subject to front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (“CDSC”) if the shares were acquired through an exchange from another Heritage mutual fund.

NOTE 2  I  Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian or another qualified custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage Mutual Funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations Each class of shares has equal rights as to earnings and assets. Income, expenses (other than expenses attributable to a specific class), and realized and/or unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Distributions All dividends paid by the Fund from net investment income are deemed to be ordinary income for federal income tax purposes. Dividends paid by the Fund to shareholders from net investment income were as follows:

Fiscal period	Class A	Class B	Class C
9/1/07 to 2/29/08	$84,672,852	N/A	$68,211
9/1/06 to 8/31/07	223,219,537	$64,571	156,135

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

5

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.29.2008

NOTE 3  I  Capital share transactions At February 29, 2008, there were an unlimited number of shares of beneficial interest of no par value authorized. Capital share transactions in the Fund during the six-month period ended February 29, 2008, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	Class A	Class C
Sold	6,293,178,463	2,736,091
Reinvestment of distributions	71,881,863	53,064
Redeemed	(6,081,954,496)	(2,859,357)
Net increase (decrease)	283,105,830	(70,202)

Capital share transactions in the Fund during the fiscal year ended August 31, 2007, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	Class A	Class B	Class C
Sold	16,942,949,353	386,127	2,996,706
Reinvestment of distributions	226,206,487	61,003	136,947
Redeemed	(17,894,451,497)	(2,880,492)	(2,698,249)
Net increase (decrease)	(725,295,657)	(2,433,362)	435,404

NOTE 4  I  Investment advisory fees and other transactions with affiliates The Trust has an Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”). Under this agreement, Heritage manages, supervises and conducts the business and administrative affairs of the Fund. For these services, the Fund agreed to pay to the Manager an annual fee as a percentage of the Fund’s average daily net assets, computed daily based on the schedule below and payable monthly. The amount payable to the Manager as of February 29, 2008, was $1,531,614.

Fund’s average daily net assets	Investment advisory fee rate
First $500 million	0.500%
Next $500 million	0.475%
Next $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $2.5 billion	0.375%
Next $2.5 billion	0.360%
Next $2.5 billion	0.350%
Greater than $10 billion	0.340%

Distribution fees Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay Heritage Fund Distributors, Inc. (the “Distributor” or “HFD”), a wholly owned subsidiary of Heritage, a fee of 0.15% of the average daily net assets for each class of shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 29, 2008, was $553,220.

Sales charges The Distributor has advised the Fund that it generated $1,071 in CDSCs for Class C shares during the six-month period ended February 29, 2008. The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Fund accounting fees The Manager is the Fund Accountant for the Fund. For providing Fund Accounting services, the Manager receives payment from the Fund at a fixed base fee, a multiple class fee, plus any out-of-pocket expenses. The amount payable to the Manager as of February 29, 2008, was $7,995.

Shareholder servicing fees The Manager is the Shareholder Servicing Agent for the Fund. For providing Shareholder services, the Manager receives payment from the Fund at a fixed fee per shareholder account plus any out-of-pocket expenses. The amount payable to the Manager as of February 29, 2008, was $371,950.

Trustees and officers compensation Trustees of the Trust may also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and/or Heritage Series Trust, which are investment companies that are also advised by the Manager of the Trust (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Heritage Mutual Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Trustees’ fees and expenses are allocated on a pro rata basis among each portfolio in the Heritage Mutual Funds. The pro rata allocation is for each Fund for which the Trustee is elected to serve. Certain Officers of the Heritage Mutual Funds may also be Officers and/or Directors of Heritage. Such Officers receive no compensation from the Heritage Mutual Funds except for the Heritage Mutual Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each portfolio in

6

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.29.2008

the Heritage Mutual Funds. As of February 29, 2008, the amount of Trustees and Officers compensation payable by the Fund was $8,090.

NOTE 5  I  Federal income taxes The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2007, there were no reclassifications arising from permanent tax differences. As of August 31, 2006, the Fund had net tax basis capital loss carryforwards of $3,174. These capital loss carryforwards may be applied to any net taxable capital gain until their expiration date of 2012. From November 1, 2006 to August 31, 2007 the Fund incurred $2,658 of net realized capital losses (post October losses) which will be deferred and treated as arising on September 1, 2007 in accordance with regulations under the Internal Revenue Code. All dividends paid by the Fund from net investment income are deemed to be ordinary income for federal income tax purposes.

NOTE 6  I  New accounting pronouncements In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax return positions presented and disclosed in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Manager has evaluated the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Manager is evaluating the application of FAS 157 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

7

Understanding Your Ongoing Costs

MONEY MARKET FUND	UNAUDITED	02.29.2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases or CDSCs and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see the Fund’s prospectus or contact your financial advisor.

Actual expenses  I  The following table shows the actual expenses you would have paid on a $1,000 investment in the Heritage Cash Trust—Money Market Fund on September 1, 2007, and held through February 29, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Actual	Beginning account value September 1, 2007	Ending account value February 29, 2008	Expenses paid during period (a)
Class A	$1,000.00	$1,019.37	$3.46
Class C	$1,000.00	$1,019.37	$3.46

Hypothetical example for comparison purposes  I  All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the following table shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning account value September 1, 2007	Ending account value February 29, 2008	Expenses paid during period (a)
Class A	$1,000.00	$1,021.44	$3.46
Class C	$1,000.00	$1,021.44	$3.46

(a) Expenses are calculated using the Fund’s annualized expense ratio of 0.69% for Class A and Class C shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (182), and then dividing that result by the actual number of days in the fiscal year (366).

8

HeritageFunds.com

727.567.8143  I  800.421.4184

Heritage Fund Distributors, Inc.

Member FINRA

Not FDIC Insured  t  May Lose Value  t  No Bank Guarantee

Please consider the investment objectives, risks, charges, and expenses of any fund carefully before investing. Contact Heritage at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Heritage Cash Trust. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007, is available without charge, upon request, by calling the Heritage Family of Funds, toll-free at the number above, by accessing our website at HeritageFunds.com or by accessing the Commission’s website at www.sec.gov. Would you like to receive future mailings via e-mail? If so, please let us know. Visit HeritageFunds.com to enroll.

02/08	Printed on recycled paper

Heritage Cash Trust

MUNICIPAL MONEY MARKET FUND

Semiannual Report

and Investment Performance Review

for the six-month period ended

February 29, 2008

(unaudited)

President’s Letter

Dear Fellow Shareholders:

I am pleased to present the semiannual report for the Heritage Cash Trust—Municipal Money Market Fund (the “Fund”) for the six-month period ended February 29, 2008. At the end of the period, the Fund’s seven-day current yield(a) was 1.99%, down from the 3.21% at the end of the previous fiscal year. The lower yield was driven by decisions by the Federal Reserve’s Federal Open Market Committee (“FOMC”) to lower the federal funds target rate from 5.25% to 3.00% through five consecutive rate cuts during the semiannual period. Subsequent to the Fund’s semiannual period end, the FOMC further reduced rates by 75 basis points to 2.25% on March 18th. The federal funds rate is the rate member banks charge each other for overnight loans and is an indicator of short-term interest rates. These cuts were in recognition of the ongoing risks to economic growth due to the continuing housing correction and turbulence in the credit markets. Another factor impacting the Fund’s yield was the increased demand for floating rate securities that did not have exposure to municipal bond insurers. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be higher or lower than the data quoted. To obtain the Fund’s current yield, please visit our website at HeritageFunds.com.

At Heritage, we adhere to a philosophy that money market funds should be conservatively managed and the return competitive with similar high-quality conservatively managed funds. We think it is important for investors to keep in mind that reaching for higher returns requires adding risk. The Fund’s subadviser performs ongoing, in-depth research on municipal borrowers and maintains an approved investments list based on its proprietary, internal ratings system, regulatory limits and limits set by the Fund. While some securities in the portfolio are tied to insurers, this research process has led the subadviser to determine that such securities would be eligible for investment even without the insurance support. The Fund does not hold any auction-rate securities, tender option bonds or extendible liquidity securities.

As of February 29, 2008, approximately 85% of the Fund’s net assets were in tax-exempt floating rate notes, 10% in fixed rate notes and 5% in tax exempt commercial paper. The large composition of floating rate notes provided the Fund with ample liquidity. The investments in commercial paper provided more relative value, while the investments in fixed rate notes extended the duration of the portfolio and provided a reduction in reinvestment rate risk. The entire portfolio is invested in highly rated tier-one securities. These high quality investments satisfied the requirements set forth by Standard & Poor’s Ratings Group to maintain the Fund’s AAAm rating(c). Ratings are subject to change and do not remove market risk from your investment.

The Fund invests in securities whose income is exempt from federal income tax. While the income from some securities in which the Fund is allowed to invest may be subject to the alternative minimum tax (“AMT”), in calendar year 2008, our goal is that none of the Fund’s income will be subject to the AMT; however there can be no assurance our goal will be met. Regardless of the applicability of AMT, income distributed by the Fund may still be subject to state and/or local income taxes.

Our firm is committed to the financial well-being of our clients. We are grateful for your continued support and confidence in the Heritage Funds.

Sincerely,

Stephen G. Hill

President

March 24, 2008

(a) An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risk, charges and expenses of and fund carefully before investing. Contact Heritage at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest. (b) U.S. Government-Sponsored Enterprises are agencies and instrumentalities of the U.S. Government. The investments vary in the level of support that they receive from the U.S. Government; some instruments may be supported by the full faith and credit guaranty of the U.S. Government, while others are supported only by the credit of the issuing agency or instrumentality. (c) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity and management of the Fund.

1

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.29.2008

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Alabama 1.1%
Huntsville, 3.16%, Series 02G, 03/07/08, LOC: Regions Bank (c)	$6,700	$6,700,000
Infirmary Health System Special Care Facilities Financing Authority, 3.00%, Series 06A, 03/07/08, LOC: Bank of Nova Scotia (c)	1,500	1,500,000
Infirmary Health System Special Care Facilities Financing Authority, 3.10%, Series B, 03/07/08, LOC: Regions Bank (c)	10,400	10,400,000

Alaska 3.9%
Alaska, GO, 5.50%, FSA, Series 03A, 08/01/08	2,000	2,016,933
Valdez, 3.50%, BP Amoco Inc. Project, Series 01K, 03/03/08 (c)	500	500,000
Valdez, 3.50%, BP Amoco Inc. Project, Series 03A, 03/03/08 (c)	17,485	17,485,000
Valdez, 3.50%, BP Amoco Inc. Project, Series 03B, 03/03/08 (c)	22,300	22,300,000
Valdez, 3.50%, BP Amoco Inc. Project, Series 03C, 03/03/08 (c)	23,100	23,100,000

Arizona 0.4%
Maricopa County Unified School District, 4.25%, School District 69 Project, FSA, Series 05B, 07/01/08	1,600	1,602,476
Scottsdale Industrial Development Authority, 3.40%, Notre Dame Prep School Project, Series 01, 03/07/08, LOC: Bank One, N.A. (c)	4,900	4,900,000

California 0.2%
Abag Finance Authority for Nonprofit Corporations, 3.10%, Marin Country Day School Project, 03/07/08, LOC: U.S. Bank, N.A. (c)	1,115	1,115,000
California School Facilities Financing Corporation, 3.00%, Capital Improvement Financing Project, Series 99C, 03/07/08, LOC: KBC Bank (c)	1,665	1,665,000

Colorado 3.2%
Broomfield Urban Renewal Authority, 3.18%, Series 05, 03/07/08, LOC: BNP Paribas (c)	4,100	4,100,000
Colorado Education Loan Program, 3.50%, Tax & Revenue Anticipation Notes, Series 07B, 08/05/08	10,000	10,023,960
Colorado Educational & Cultural Facilities Authority, 3.16%, Campus Village Apartments Project, Series 05, 03/07/08, LOC: Citibank, N.A. (c)	5,300	5,300,000
Colorado Educational & Cultural Facilities Authority, 3.50%, National Jewish Federation Project, Series A-7, 03/03/08, LOC: Bank of America, N.A. (c)	1,455	1,455,000
Colorado Educational & Cultural Facilities Authority, 3.50%, National Jewish Federation Project, Series B, 03/03/08, LOC: National City Corporation (c)	8,100	8,100,000
Colorado Educational & Cultural Facilities Authority, 3.55%, National Jewish Federation Project, Series D-2, 03/03/08, LOC: J.P. Morgan Chase Bank (c)	3,000	3,000,000
Colorado Educational & Cultural Facilities Authority, 3.15%, Northwest University Project, 03/07/08, LOC: Bank of America, N.A. (c)	5,000	5,000,000
Colorado Health Facilities Authority, 2.98%, Adventist Health System Project, Series 04B, 03/07/08, LOC: SunTrust Bank (c)	2,900	2,900,000
Colorado Health Facilities Authority, 3.10%, Hospital Revenue Bond, Exempla Inc. Project, Series 02B, 03/07/08, LOC: U.S. Bank, N.A. (c)	2,295	2,295,000
Telluride, 3.05%, Floor Open Space Project, Series 07, 03/07/08, LOC: Key Bank (c)	7,135	7,135,000
Traer Creek Metropolitan District, 3.05%, Eagle County Project, Series 02, 03/07/08, LOC: BNP Paribas (c)	2,300	2,300,000

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Westminster Economic Development Authority, 3.00%, IDRB, Mandalay Gardens Urban Renewal Project, Series 06, 03/07/08, LOC: Depfa Bank PLC (c)	$3,470	$3,470,000

Delaware 1.1%
Delaware Economic Development Authority, 2.99%, Independence School Inc. Project, Series 03, 03/07/08, LOC: Citizens Bank (c)	8,250	8,250,000
Delaware State Economic Development Authority, 3.38%, Archmere Academy Project, Series 06, 03/07/08, LOC: PNC Bank (c)	10,050	10,050,000

District of Columbia 1.2%
District of Columbia, 3.00%, AARP Foundation Project, Series 04, 03/07/08, LOC: Bank of America, N.A. (c)	1,100	1,100,000
District of Columbia, 3.36%, Consortium Issue Project, 03/07/08, LOC: Wachovia Bank, N.A. (c)	12,520	12,520,000
District of Columbia, 3.38%, Educational Facilities Revenue Bond, The Field School Inc. Project, Series 01A, 03/07/08, LOC: Wachovia Bank, N.A. (c)	5,000	5,000,000

Florida 7.0%
Alachua County Health Facilities Authority, 3.70%, Shands Teaching Hospital & Clinics Project, Series 03A, 03/03/08, LOC: SunTrust Bank (c)	1,500	1,500,000
Florida Division of Bond Finance, 5.50%, Environmental Protection Project, FSA, Series 00A, 07/01/08	9,500	9,553,779
Florida Higher Educational Facilities Financial Authority, 3.25%, Flagler College Project, Series 05, 03/07/08, LOC: SunTrust Bank (c)	7,465	7,465,000
Florida Higher Educational Facilities Financial Authority, 3.16%, Southeastern University Project, Series 05, 03/07/08, LOC: Regions Bank (c)	12,980	12,980,000
Highlands County Health Facilities Authority, 3.35%, Adventist Health System Project, Series 03A, 03/07/08, LOC: SunTrust Bank (c)	8,800	8,800,000
Jacksonville Health Facilities Authority, 3.50%, Baptist Medical Center Project, Series 01, 03/03/08, LOC: Wachovia Bank, N.A. (c)	2,250	2,250,000
Jacksonville Health Facilities Authority, 3.50%, Series 03C, 03/03/08, LOC: Bank of America, N.A. (c)	2,200	2,200,000
JEA District Energy Systems, 2.97%, Series 04A, 03/07/08, LOC: State Street Bank & Trust Co. (c)	9,130	9,130,000
Martin County Health Facilities Authority, 2.98%, Martin Memorial Medical Center Project, Series 07B, 03/07/08, LOC: Wachovia Bank, N.A. (c)	6,000	6,000,000
Orange County Housing Finance Authority, 3.00%, MFHRB, Heather Glen Apartments Project, Series 01E, 03/07/08, LOC: FNMA (c)	1,900	1,900,000
Orange County Industrial Development Authority, 3.70%, Catholic Charities Project, Series 07, 03/03/08, LOC: SunTrust Bank (c)	4,300	4,300,000
Orange County Industrial Development Authority, 3.25%, IDRB, Catholic Diocese Project, 03/07/08, LOC: SunTrust Bank (c)	8,000	8,000,000
Palm Beach County, 3.04%, Henry Morrison Flagler Project, Series 03, 03/07/08, LOC: Northern Trust Company (c)	5,875	5,875,000
Palm Beach County, 3.36%, Kings Academy Inc. Project, Series 06, 03/07/08, LOC: Wachovia Bank, N.A. (c)	4,600	4,600,000

The accompanying notes are an integral part of the financial statements.	2

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.29.2008

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Florida (cont’d)
Palm Beach County, 2.89%, Norton Gallery Inc. Project, 03/07/08, LOC: Bank of America, N.A. (c)	$3,075	$3,075,000
Palm Beach County, 2.89%, Norton Gallery Inc. Project, 03/07/08, LOC: Northern Trust Company (c)	3,385	3,385,000
Pinellas County Educational Facilities Authority, 3.08%, Canterbury School of Florida Project, Series 04, 03/07/08, LOC: SunTrust Bank (c)	1,675	1,675,000
Pinellas County Health Facility Authority, 3.36%, Suncoast Hospice Project, Series 04, 03/07/08, LOC: Wachovia Bank, N.A. (c)	4,615	4,615,000
Tampa, 3.25%, Educational Facilities Revenue Bond, Academy of the Holy Names Project, Series 01, 03/07/08, LOC: SunTrust Bank (c)	1,490	1,490,000
Temple Terrace, 3.25%, Lifepath Hospice Project, 03/07/08, LOC: SunTrust Bank (c)	2,800	2,800,000
University of North Florida Foundation Inc., 4.02%, Series 98, 03/03/08, LOC: Wachovia Bank, N.A. (c)	5,600	5,600,000
Washington County, 3.21%, Sales Tax Revenue Bonds, Series 03A, 03/07/08, LOC: SunTrust Bank (c)	5,900	5,900,000

Georgia 4.8%
Atlanta, 3.05%, Series 01B, 03/07/08, FSA, BPA: Dexia (c)	5,020	5,020,000
Bibb County Development Authority, 3.25%, Mount de Sales Academy Project, Series 00, 03/07/08, LOC: SunTrust Bank (c)	2,750	2,750,000
Cobb County Hospital Authority, 3.16%, Equipment Pool Project, Series 06, 03/07/08, LOC: SunTrust Bank (c)	1,000	1,000,000
Coweta County Residential Care for the Elderly Authority, 3.25%, Wesley Woods of Newnan-Peachtree Inc. Project, Series 05, 03/07/08, LOC: Branch Banking & Trust (c)	3,600	3,600,000
DeKalb County Hospital Authority, 3.25%, DeKalb Medical Center Inc. Project, Series 05, 03/07/08, LOC: SunTrust Bank (c)	16,765	16,765,000
Fulton County Development Authority, 3.25%, Galloway Schools Inc. Project, Series 02, 03/07/08, LOC: SunTrust Bank (c)	3,300	3,300,000
Fulton County Development Authority, 3.25%, Shepard Center Inc. Project, Series 05, 03/07/08, LOC: SunTrust Bank (c)	15,500	15,500,000
Fulton County Residential Care for the Elderly Authority, 3.00%, First Mortgage Lenbrook Project, Series C, 03/07/08, LOC: Bank of Scotland (c)	18,550	18,550,000
Georgia, GO, 6.25%, Series 96B, 04/01/08	6,400	6,424,485
Metropolitan Atlanta Rapid Transit Authority, 3.10%, Series 00B, 03/07/08, LOC: Bayerische Landesbank and Westdeutsche Landesbank (c)	5,000	5,000,000
Rockdale County Hospital Authority, 3.00%, Rockdale Medical Center Inc. Project, Series 03B, 03/07/08, LOC: Bank of America, N.A. (c)	1,750	1,750,000

Hawaii 0.1%
Hawaii, GO, 5.75%, MBIA, Series 98CR, 04/01/08	1,000	1,001,929

Illinois 7.7%
Chicago, GO, 3.00%, FSA, Series 03B-1, 03/07/08, BPA: Depfa Bank PLC (c)	6,000	6,000,000
Chicago, 3.15%, Second Lien Water Revenue Bonds, Series 00, 03/07/08, LOC: Bank One, N.A. (c)	6,900	6,900,000
Hennepin, 3.05%, Pollution Control Revenue Bond, Hennepin-Hopper Lakes Project, Series 01, 03/07/08, LOC: Harris Trust and Savings Bank (c)	2,300	2,300,000

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Hoffman Estates, 3.00%, Series 05, 03/07/08, LOC: Northern Trust Company (c)	$9,900	$9,900,000
Illinois Development Finance Authority, 3.00%, Chicago Symphony Orchestra Project, Series 94, 03/07/08, LOC: Northern Trust Company (c)	10,700	10,700,000
Illinois Development Finance Authority, 3.20%, Chicago Symphony Orchestra Project, Series 99, 03/07/08, LOC: Bank One, N.A. (c)	2,600	2,600,000
Illinois Development Finance Authority, 3.10%, Francis W. Parker School Project, Series 99, 03/07/08, LOC: Harris Trust and Savings Bank and Northern Trust Company (c)	2,095	2,095,000
Illinois Development Finance Authority, 3.01%, North Shore Country Day School Project, Series 03, 03/07/08, LOC: Northern Trust Company (c)	7,200	7,200,000
Illinois Development Finance Authority, 3.20%, Window to the World Communications Inc. Project, 03/07/08, LOC: LaSalle National Trust, N.A. (c)	1,000	1,000,000
Illinois Educational Facilities Authority, 3.23%, Elmhurst College Project, 03/07/08, LOC: Bank One, N.A. (c)	1,600	1,600,000
Illinois Educational Facilities Authority, 3.00%, Saint Xavier University Project, Series A, 03/07/08, LOC: LaSalle National Trust, N.A. (c)	5,725	5,725,000
Illinois Finance Authority, 3.02%, Joan W. and Irving B. Harris Theater for Music and Dance Project, Series 05, 03/07/08, LOC: Bank of America, N.A. (c)	2,000	2,000,000
Illinois Finance Authority, 3.01%, Lake Forest Country Day School Project, Series 05, 03/07/08, LOC: Northern Trust Company (c)	3,000	3,000,000
Illinois Finance Authority, 2.98%, Monarch Landing Inc. Project, Series 07B, 03/07/08, LOC: Fifth Third Bank (c)	5,000	5,000,000
Illinois Finance Authority, 3.01%, Sacred Heart School Project, Series 08, 03/07/08, LOC: Fifth Third Bank (c)	4,400	4,400,000
Illinois Finance Authority, 3.00%, Uniform Law Foundation Project, Series 07, 03/07/08, LOC: Lasalle Bank, N.A. (c)	2,740	2,740,000
Illinois Health Facilities Authority, 2.90%, Rosalind Franklin University Project, Series 03, 03/07/08, LOC: J.P. Morgan Chase Bank (c)	25,785	25,785,000
Lake County Forest Preservation District, GO, 4.90%, Land Acquisition and Development Project, 12/15/08	2,500	2,555,459
Lisle, 2.90%, MFHRB, Four Lakes Phase V Project, Series 96, 03/07/08, LOC: LaSalle National Trust, N.A. (c)	12,500	12,500,000
Will County, 3.07%, University of St. Francis Project, Series 05, 03/07/08, LOC: Fifth Third Bank (c)	11,110	11,110,000

Indiana 5.3%
Indiana Development Finance Authority, 3.20%, Eiteljorg Museum Project, Series 04, 03/07/08, LOC: Bank One, N.A. (c)	2,000	2,000,000
Indiana Educational Facilities Authority, 3.19%, Earlham College Project, Series 04E, 03/07/08, LOC: U.S. Bank, N.A. (c)	4,800	4,800,000
Indiana Educational Facilities Authority, 3.19%, Hanover College Project, Series B, 03/07/08, LOC: Bank One, N.A. (c)	3,500	3,500,000
Indiana Educational Facilities Authority, 3.17%, St. Joseph's College Project, Series 04, 03/07/08, LOC: Royal Bank of Scotland (c)	15,955	15,955,000
Indiana Educational Facilities Authority, 2.90%, Wesleyan University Project, Series 98A, 03/07/08, LOC: Bank One, N.A. (c)	4,640	4,640,000

3	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.29.2008

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Indiana (cont’d)
Indiana Finance Authority, 3.09%, University H.S. Project, Series 06, 03/07/08, LOC: Key Bank (c)	$2,100	$2,100,000
Indiana Health Facility Financing Authority, 3.00%, Hospital Revenue Bond, Community Hospitals Project, Series B, 03/07/08, LOC: Bank of America, N.A. (c)	10,600	10,600,000
Indiana Municipal Power Agency, 2.98%, Series 98A, 03/07/08, LOC: Dexia (c)	13,550	13,550,000
Marion, 3.00%, Wesleyan University Project, Series 06, 03/07/08, LOC: Bank of America, N.A. (c)	14,000	14,000,000
White County Hospital Association, 3.16%, Series 06, 03/07/08, LOC: Regions Bank (c)	17,600	17,600,000

Iowa 1.1%
Iowa, 4.00%, Tax & Revenue Anticipation Notes, Series 07, 06/30/08	7,500	7,518,280
Iowa Finance Authority, 5.00%, Iowa Revolving Fund Project, Series 01, 08/01/08	2,000	2,022,563
Wapello County, GO, 3.40%, Ottumwa Regional Health Center Project, Series 04, 03/07/08, LOC: J.P. Morgan Chase Bank (c)	8,100	8,100,000

Kansas 0.7%
Kansas Development Finance Authority, 3.16%, Adventist Health System Project, 03/07/08, LOC: SunTrust Bank (c)	5,915	5,915,000
Olathe, 3.00%, Cedar Lake Village Inc. Project, Series 04, 03/07/08, LOC: Bank of America, N.A. (c)	4,930	4,930,000

Kentucky 1.7%
Christian County Association of Leasing Trust, 3.50%, Series 07B, 03/03/08, LOC: U.S. Bank, N.A. (c)	850	850,000
Jefferson County Student Housing, 3.16%, University of Louisville Phase II Project, Series 02A, 03/07/08, LOC: Regions Bank (c)	8,000	8,000,000
Kentucky Property & Buildings Commission, 4.50%, Project #88, FGIC, 11/01/08	5,795	5,837,311
Middletown, 3.40%, Christian Academy of Louisville Project, Series 04, 03/07/08, LOC: J.P. Morgan Chase Bank (c)	10,365	10,365,000
Shelby County, 3.50%, Series A, 03/03/08, LOC: U.S. Bank, N.A. (c)	2,100	2,100,000

Louisiana 4.0%
East Baton Rouge Parish, 3.09%, Pollution Control Revenue Bond, Exxon Mobil Corporation Project, Series 89, 03/03/08 (c)	1,000	1,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, 3.10%, LaShip LLC Project, 03/07/08, LOC: Regions Bank (c)	2,500	2,500,000
Louisiana Local Government Environmental Facilities & Community Development Authority, 3.16%, University of Louisiana at Monroe Project, Series 04A, 03/07/08, LOC: Regions Bank (c)	8,000	8,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, 3.16%, University of Louisiana at Monroe Project, Series 07B, 03/07/08, LOC: Regions Bank (c)	12,515	12,515,000
Louisiana Offshore Terminal Authority, 3.20%, Deep Water Port Refunding Loop LLC Project, Series 03B, 03/07/08, LOC: Bank One, N.A. (c)	20,600	20,600,000

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Tangipahoa Parish Hospital Service District No. 1, 3.16%, Hospital Revenue Bond, North Oaks Medical Center Project, Series 03B, 03/07/08, LOC: Allied Irish Banks (c)	$20,000	$20,000,000

Maine 0.3%
Maine Finance Authority, 3.17%, IDRB, Jackson Laboratory Project, Series 02, 03/07/08, LOC: Bank of America, N.A. (c)	5,390	5,390,000

Maryland 1.8%
Maryland, GO, 5.25%, Series 02, 02/01/09	5,000	5,146,997
Maryland, GO, 5.00%, Series 06A, 03/01/09	4,900	5,052,619
Maryland Health & Higher Educational Facilities Authority, 3.25%, French International School Project, Series 04, 03/07/08, LOC: SunTrust Bank (c)	5,075	5,075,000
Montgomery County, 3.00%, Georgetown Preparatory School Project, Series 05, 03/07/08, LOC: Bank of America, N.A. (c)	9,210	9,210,000
Montgomery County, 3.00%, Institute for Genomic Research Project, 03/07/08, LOC: Bank of America, N.A. (c)	4,755	4,755,000

Massachusetts 2.5%
Massachusetts, GO, 3.55%, Central Artery Project, Series 00A, 03/03/08, BPA: Landesbank Baden Wurttenburg (c)	8,300	8,300,000
Massachusetts Health & Educational Facilities Authority, 3.00%, Harvard University Project, Series 00Y, 03/07/08 (c)	25,000	25,000,000
Massachusetts Health & Educational Facilities Authority, 3.40%, Harvard University Project, Series 04GG-1, 03/07/08 (c)	7,400	7,400,000

Michigan 1.0%
Macomb County Hospital Finance, 3.55%, Mount Clemens Regional Medical Center Project, Series 03A-1, 03/03/08, LOC: Comerica Bank (c)	10,000	10,000,000
Michigan Higher Education Facilities Authority, 3.00%, Albion College Project, Series 06, 03/07/08, LOC: J.P. Morgan Chase Bank (c)	1,900	1,900,000
Michigan Strategic Fund, 3.15%, Henry Ford Museum Project, Series 02, 03/03/08, LOC: Comerica Bank (c)	5,000	5,000,000

Minnesota 0.2%
Minnesota Metropolitan Council, GO, 5.00%, Series 05C, 02/01/09	3,935	4,041,972

Mississippi 2.9%
Jackson County, 3.25%, Pollution Control Revenue Bond, Chevron USA Inc. Project, Series 92, 03/03/08 (c)	2,250	2,250,000
Jackson County, 3.25%, Pollution Control Revenue Bond, Chevron USA Inc. Project, Series 93, 03/03/08 (c)	11,625	11,625,000
Jackson Redevelopment Authority, 3.40%, Jackson Medical Mall Foundation Project, Series 97A, 03/07/08, LOC: J.P. Morgan Chase Bank (c)	11,625	11,625,000
Mississippi Business Finance Corporation, 3.16%, Gulfport Promenade Project, Series 07, 03/07/08, LOC: Regions Bank (c)	4,000	4,000,000
Mississippi Business Finance Commission, 3.25%, Petal Gas Storage LLC Project, Series 07, 03/07/08, LOC: SunTrust Bank (c)	10,000	10,000,000
Mississippi, GO, 5.25%, 09/01/08	5,000	5,065,927
Mississippi Hospital Equipment & Facilities Authority, 3.16%, Hospital Revenue Bond, Grenada Lake Medical Center Project, Series 07, 03/07/08, LOC: Regions Bank (c)	13,380	13,380,000

The accompanying notes are an integral part of the financial statements.	4

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.29.2008

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Missouri 0.7%
Bi-State Development Agency Missouri—Illinois Metropolitan District, 2.90%, Metrolink Project, Series A, 03/07/08, LOC: J.P. Morgan Chase Bank (c)	$2,500	$2,500,000
Independence Industrial Development Authority, 3.00%, Groves and Graceland Project, Series 97A, 03/07/08, LOC: Bank of America, N.A. (c)	1,210	1,210,000
Missouri Health & Educational Facilities Authority, 3.10%, Lutheran Senior Services Project, Series 00, 03/07/08, LOC: U.S. Bank, N.A. (c)	5,725	5,725,000
Missouri Health & Educational Facilities Authority, 3.00%, Truman Medical Center Inc. Project, Series 05, 03/07/08, LOC: Bank of America, N.A. (c)	1,320	1,320,000

New Hampshire 1.4%
New Hampshire Health & Education Facilities Authority, 3.19%, Brewster Academy Project, Series 05, 03/07/08, LOC: Allied Irish Banks (c)	5,165	5,165,000
New Hampshire Health & Education Facilities Authority, 3.19%, Crotched Mountain Rehabilitation Center, Series 06, 03/07/08, LOC: Allied Irish Banks (c)	13,250	13,250,000
New Hampshire Health & Education Facilities Authority, 3.17%, Easter Seals Project, Series 04H-A, 03/07/08, LOC: Royal Bank of Scotland (c)	5,000	5,000,000

New Jersey 0.6%
New Jersey Economic Development Authority, 2.33%, Morris Hall/St. Lawrence Project, 03/07/08, LOC: Wachovia Bank, N.A. (c)	1,280	1,280,000
Tobacco Settlement Financing Corporation, 4.375%, Series 03, 06/01/08 (c)	8,635	8,648,077

New Mexico 1.3%
Farmington, 3.19%, Hospital Revenue Bond, San Juan Regional Medical Center Project, Series 04B, 03/07/08, LOC: Bank of Nova Scotia (c)	9,500	9,500,000
New Mexico Hospital Equipment Loan Council, 2.90%, Presbyterian Healthcare Services Project, FSA, Series 05B, 03/07/08, BPA: Citibank, N.A. (c)	12,425	12,425,000

New York 1.6%
New York City Industrial Development Agency, 2.89%, American Society Technion Project, Series 03, 03/07/08, LOC: Allied Irish Banks (c)	1,285	1,285,000
New York City Municipal Water Finance Authority, 3.55%, Second Generation Resolution Project, 03/03/08, BPA: Bank of Nova Scotia (c)	2,270	2,270,000
New York City Transitional Finance Authority, 3.22%, Series 03C-3, 03/07/08, BPA: Dexia (c)	5,500	5,500,000
New York City Trust for Cultural Resources, 2.89%, Alvin Ailey Dance Foundation Project, Series 03, 03/07/08, LOC: Citibank, N.A. (c)	1,600	1,600,000
New York Housing Development Corporation, 2.80%, MFHRB, The Crest Project, Series A, 03/07/08, LOC: Landesbank Hessen-Thueringen (c)	1,200	1,200,000
New York Metropolitan Transportation Authority, 3.95%, Subseries G-2, 03/03/08, LOC: BNP Paribas (c)	2,100	2,100,000

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Triborough Bridge & Tunnel Authority, 2.85%, General Revenue Refunding Bond, Series 05B-4, 03/07/08, BPA: Landesbank Baden Wurttenburg (c)	$11,500	$11,500,000
Triborough Bridge & Tunnel Authority, 3.00%, Series 05B-1, 03/07/08, BPA: Depfa Bank PLC (c)	2,000	2,000,000

North Carolina 4.8%
Mecklenburg County, GO, 5.00%, Series 04C, 03/01/09	5,850	6,035,169
Mecklenburg County, GO, 5.00%, Series 08B, 02/01/09	3,000	3,076,311
North Carolina Capital Facilities Finance Agency, 3.36%, Durham Academy Project, Series 01, 03/07/08, LOC: Wachovia Bank, N.A. (c)	8,190	8,190,000
North Carolina Capital Facilities Finance Agency, 2.90%, Elon University Project, Series 01C, 03/07/08, LOC: Bank of America, N.A. (c)	5,800	5,800,000
North Carolina Capital Facilities Finance Agency, 3.35%, Mars Hill College Project, 03/07/08, LOC: Wachovia Bank, N.A. (c)	2,200	2,200,000
North Carolina Capital Facilities Finance Agency, 3.00%, Pfeiffer University Project, Series 06, 03/07/08, LOC: Bank of America, N.A. (c)	10,250	10,250,000
North Carolina Capital Facilities Finance Agency, 3.00%, YMCA of Greater Charlotte Project, Series 07B, 03/07/08, LOC: Wachovia Bank, N.A. (c)	5,500	5,500,000
North Carolina Capital Facilities Finance Agency, 3.00%, YMCA of the Triangle Area Project, Series 06, 03/07/08, LOC: Wachovia Bank, N.A. (c)	2,500	2,500,000
North Carolina Educational Facilities Finance Agency, 3.00%, Queens College Project, Series 99A, 03/07/08, LOC: Bank of America, N.A. (c)	1,200	1,200,000
North Carolina Educational Facilities Finance Agency, 3.38%, Ravenscroft School Inc. Project, 03/07/08, LOC: Wachovia Bank, N.A. (c)	4,280	4,280,000
North Carolina, GO, 2.87%, Public Improvement Project, Series 02E, 03/07/08, LOC: Landesbank Hessen-Thueringen (c)	3,100	3,100,000
North Carolina, GO, 5.00%, Series 07A, 03/01/08	10,000	10,000,000
North Carolina Medical Care Commission, 3.35%, Healthcare Facilities Revenue Bond, Watauga Medical Center Project, Series 05, 03/07/08, LOC: Wachovia Bank, N.A. (c)	6,625	6,625,000
North Carolina Medical Care Commission, 3.36%, Lenoir Memorial Hospital Project, 03/07/08, LOC: Wachovia Bank, N.A. (c)	1,975	1,975,000
North Carolina Ports Authority, 2.90%, Series 06A-1, 03/07/08, LOC: Bank of America, N.A. (c)	8,000	8,000,000

Ohio 6.8%
Akron Bath Copley Joint Township Hospital District, 3.08%, Healthcare Facilities Revenue Bond, Sumner on Ridgewood Project, Series 02, 03/07/08, LOC: KBC Bank (c)	6,365	6,365,000
Cleveland, Cuyahoga County Port Authority, 3.40%, Carnegie/89th Garage Project, 03/07/08, LOC: J.P. Morgan Chase Bank (c)	15,000	15,000,000
Columbus, 3.30%, Series B, 03/07/08 (c)	3,000	3,000,000
Cuyahoga County Port Authority, 3.20%, Euclid/93rd Garage & Office Project, Series 03, 03/07/08, LOC: Fifth Third Bank (c)	8,470	8,470,000

5	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.29.2008

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Ohio (cont’d)
Franklin County, 3.08%, Ohio Presbyterian Retirement Services Project, Series 05B, 03/07/08, LOC: National City Corporation (c)	$4,385	$4,385,000
Franklin County, 3.08%, Ohio Presbyterian Retirement Services Project, Series 06B, 03/07/08, LOC: National City Corporation (c)	3,000	3,000,000
Franklin County, 3.00%, Trinity Health Credit Group Project, FSA, Series 00F, 03/07/08, BPA: Bayerische Landesbank and J.P. Morgan Chase Bank (c)	15,100	15,100,000
Hamilton County, 3.00%, Episcopal Retirement Homes Project, Series 05B, 03/07/08, LOC: Key Bank (c)	1,935	1,935,000
Ohio Air Quality Development Authority, 3.10%, Pollution Control Revenue Bond, Timken Company Project, Series 03, 03/07/08, LOC: Key Bank, N.A. (c)	6,400	6,400,000
Ohio Building Authority, 5.75%, Adult Correctional Facilities Project, Series 00A, 04/01/08	3,405	3,411,714
Ohio Higher Educational Facility Commission, 3.21%, Ashland University Project, Series 04, 03/07/08, LOC: Key Bank (c)	4,095	4,095,000
Ohio Higher Educational Facility Commission, 3.19%, Higher Education Bond, Capital University Project, Series 06, 03/07/08, LOC: National City Corporation (c)	27,305	27,305,000
Salem, 3.40%, Hospital Revenue Bond, Salem Community Hospital Project, Series 05, 03/07/08, LOC: J.P. Morgan Chase Bank (c)	2,420	2,420,000
Westlake, 3.12%, Lutheran Home Project, Series 05, 03/07/08, LOC: National City Corporation (c)	11,800	11,800,000

Oklahoma 0.3%
University Hospitals Trust, 3.00%, Series A, 03/07/08, LOC: Bank of America, N.A. (c)	5,000	5,000,000

Oregon 0.7%
Multnomah County Hospital Facilities Authority, 3.55%, Holladay Park Plaza Inc. Project, Series 03, 03/03/08, LOC: Allied Irish Banks (c)	2,100	2,100,000
Oregon Health & Sciences University, 2.95%, OSHU Medical Group Project, Series 04B, 03/07/08, LOC: Bank of New York and California Teachers Retirement System (c)	8,100	8,100,000
Oregon State Department of Administrative Services, 5.00%, FSA, Series 03, 09/01/08	2,125	2,158,357

Pennsylvania 9.4%
Commonwealth of Pennsylvania, GO, 5.00%, Series 01, 01/15/09	5,000	5,129,124
Delaware County Industrial Development Authority, 3.38%, Academy of Notre Dame Project, Series 07, 03/07/08, LOC: Citizens Bank (c)	5,330	5,330,000
Delaware Valley Regional Financial Authority, 2.85%, Series 85A, 03/07/08, LOC: Bayerische Landesbank (c)	3,300	3,300,000
Delaware Valley Regional Financial Authority, 2.85%, Series 86, 03/07/08, LOC: Bayerische Landesbank (c)	5,900	5,900,000
Delaware Valley Regional Financial Authority, 2.85%, Series B, 03/07/08, LOC: Bayerische Landesbank (c)	5,400	5,400,000
Emmaus General Authority, 3.05%, Subseries F-24, 03/07/08, LOC: Depfa Bank PLC (c)	4,500	4,500,000
Montgomery County Industrial Development Authority, 2.95%, Philadelphia Presbyterian Homes Project, Series 05A, 03/07/08, LOC: Wachovia Bank, N.A. (c)	10,000	10,000,000
Moon Industrial Development Authority, 3.00%, Providence Point Project, 03/07/08, LOC: Bank of Scotland (c)	29,700	29,700,000

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Pennsylvania Turnpike Commission, 3.20%, Series 02A-1, 03/07/08, BPA: Westdeutsche Landesbank (c)	$33,290	$33,290,000
Pennsylvania Turnpike Commission, 3.20%, Series A-3, 03/07/08, BPA: Bayerische Landesbank (c)	2,300	2,300,000
Philadelphia Authority for Industrial Development, 3.35%, Chestnut Hill Academy Project, Series 05, 03/07/08, LOC: Wachovia Bank, N.A. (c)	4,500	4,500,000
Philadelphia Authority for Industrial Development, 3.38%, Chestnut Hill College Project, Series 07, 03/07/08, LOC: Wachovia Bank, N.A. (c)	4,500	4,500,000
Philadelphia Authority for Industrial Development, 3.45%, Fox Chase Cancer Center, Series 07A, 03/03/08, LOC: Citizens Bank (c)	6,900	6,900,000
Philadelphia Authority for Industrial Development, 3.40%, Girard Estate Tower Project, Series 02, 03/07/08, LOC: J.P. Morgan Chase Bank (c)	11,200	11,200,000
Philadelphia Authority for Industrial Development, 3.10%, IDRB, Regional Performing Arts Center Project, Series 00, 03/07/08, LOC: Wachovia Bank, N.A. (c)	22,650	22,650,000

Rhode Island 4.2%
Rhode Island Economic Development Corporation, 5.00%, Department of Transportation Project, Series 06A, 06/15/08	5,500	5,520,100
Rhode Island Health & Educational Building Corporation, 3.00%, Catholic School Project, Series 05A, 03/07/08, LOC: Citizens Bank (c)	5,250	5,250,000
Rhode Island Health & Educational Building Corporation, 3.00%, Catholic School Project, Series 06, 03/07/08, LOC: Citizens Bank (c)	16,855	16,855,000
Rhode Island Health & Educational Building Corporation, 3.00%, Child & Family Services of Newport Project, Series 06, 03/07/08, LOC: Citizens Bank (c)	11,000	11,000,000
Rhode Island Health & Educational Building Corporation, 3.10%, Frassati Residence Project, Series 07, 03/07/08, LOC: Allied Irish Banks (c)	5,100	5,100,000
Rhode Island Health & Educational Building Corporation, 3.00%, Highlander Charter School Project, Series 07, 03/07/08, LOC: Citizens Bank (c)	6,550	6,550,000
Rhode Island Health & Educational Building Corporation, 3.00%, LaSalle Academy Project, Series 03, 03/07/08, LOC: Citizens Bank (c)	4,550	4,550,000
Rhode Island Health & Educational Building Corporation, 2.96%, Meeting Street Center Project, Series 06, 03/07/08, LOC: Citizens Bank (c)	12,500	12,500,000
Rhode Island Health & Educational Building Corporation, 3.00%, Paul Cuffee School Project, 03/07/08, LOC: Citizens Bank (c)	1,045	1,045,000

South Carolina 0.1%
South Carolina Jobs, Economic Development Authority, 3.00%, Community YMCA Rock Hill Project, Series 04, 03/07/08, LOC: Bank of America, N.A. (c)	1,535	1,535,000

South Dakota 0.4%
South Dakota Housing Development Authority, 3.21%, MFHRB, LaCrosse Investors LLP Project, Series 01, 03/07/08, LOC: FNMA (c)	6,495	6,495,000

The accompanying notes are an integral part of the financial statements.	6

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.29.2008

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Tennessee 2.1%
Chattanooga Health Educational & Housing Facility Board, 3.00%, Southern Adventist University Project, Series 03, 03/07/08, LOC: Bank of America, N.A. (c)	$1,215	$1,215,000
Clarksville Public Building Authority, 3.25%, City of Murfreesboro Project, Series 08, 03/07/08, LOC: SunTrust Bank (c)	6,000	6,000,000
Knox County Industrial Development Board, 3.16%, Cherokee Health Systems Project, Series 06, 03/07/08, LOC: Regions Bank (c)	7,000	7,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.25%, Ensworth School Project, Series 02, 03/07/08, LOC: SunTrust Bank (c)	6,340	6,340,000
Sumner County, GO, 4.00%, MBIA, Series B, 06/01/08	4,065	4,070,662
Tennessee, GO, 5.00%, FSA, Series 03A, 08/01/08	3,780	3,799,980
Williamson County Industrial Development Board, 3.25%, Brentwood Academy Project, Series 05, 03/07/08, LOC: SunTrust Bank (c)	5,400	5,400,000

Texas 2.4%
College Station Independent School District, GO, 5.00%, PSF, 02/15/09	2,000	2,054,602
Georgetown Health Facilities Development Corporation, 3.10%, Wesleyan Homes Inc. Project, Series 06, 03/07/08, LOC: Regions Bank (c)	5,000	5,000,000
Houston Independent School District, GO, 5.00%, Schoolhouse Project, PSF, Series 03, 02/15/09	7,750	7,969,044
Kendall County Health Facility Development Corporation, 2.98%, Morningside Ministries Project, Series 08A, 03/07/08, LOC: Allied Irish Banks (c)	5,900	5,900,000
San Antonio, 5.25%, Texas Electric and Gas Systems Project, 02/01/09	10,000	10,313,354
Splendora Higher Education Facilities Corporation, 3.00%, Fellowship Christian Project, 03/07/08, LOC: Bank of America, N.A. (c)	1,090	1,090,000
Spring Branch Independent School District, GO, 5.00%, PSF, 02/01/09	6,300	6,444,144

Utah 1.1%
Utah Transit Authority, 4.00%, Series 06B, 03/03/08, LOC: Fortis Bank (c)	17,500	17,500,000

Virginia 1.6%
Harrisonburg Industrial Development Authority, 3.05%, Rockingham Memorial Hospital Project, 03/07/08, LOC: SunTrust Bank (c)	2,095	2,095,000
James City County Economic Development Authority, 3.00%, United Methodist Homes, Series 07C, 03/07/08, LOC: Lasalle Bank, N.A. (c)	10,000	10,000,000
Loudon County, GO, 5.00%, Series 05B, 06/01/08	7,040	7,068,836
Pocahontas Parkway Association, 5.25%, Series A, 08/15/08	3,100	3,147,908
Virginia Commonwealth Transportation Board, 5.50%, Federal Highway Reimbursement Anticipation Notes, Series 00, 10/01/08	5,000	5,105,806

Washington 2.2%
King County, 3.00%, Series 01A, 03/07/08, LOC: Landesbank Hessen-Thueringen (c)	2,100	2,100,000

Notes, bonds & variable rate demand notes 95.8% (a) (b)	Principal amount (in thousands)	Value

Seattle, 2.55%, Light & Power Foundation Project, Series 90, 03/07/08, LOC: J.P. Morgan Chase Bank (c)	$3,400	$3,400,000
Seattle, 2.55%, Light & Power Foundation Project, Series 91A, 03/07/08, LOC: J.P. Morgan Chase Bank (c)	2,700	2,700,000
Washington Economic Development Finance Authority, 3.04%, Seadrunar Project, Series 00E, 03/07/08, LOC: U.S. Bank, N.A. (c)	2,235	2,235,000
Washington Higher Education Facilities Authority, 3.00%, Bastyr University Project, Series 05, 03/07/08, LOC: Bank of America, N.A. (c)	7,400	7,400,000
Washington Higher Education Facilities Authority, 5.00%, University of Puget Sound Project, Series 06A, 04/01/08, LOC: Bank of America, N.A. (c)	2,500	2,502,814
Washington Housing Finance Commission, 3.06%, Eastside Catholic School Project, Series 07B, 03/07/08, LOC: Key Bank, N.A. (c)	9,200	9,200,000
Washington Housing Finance Commission, 3.03%, Forest Ridge School of the Sacred Heart Project, Series 05A, 03/07/08, LOC: Key Bank (c)	6,385	6,385,000

West Virginia 0.6%
West Virginia Hospital Finance Authority, 3.16%, Pallottine Health Services Project, Series 06, 03/07/08, LOC: Fifth Third Bank (c)	9,500	9,500,000

Wisconsin 1.3%
Appleton Redevelopment Authority, 3.20%, Fox Cities Performing Arts Center Project, Series 01B, 03/07/08, LOC: Bank One, N.A. and Marshall & Ilsley Bank (c)	4,000	4,000,000
Wisconsin Center District, 2.90%, Series 01A, 03/07/08, LOC: U.S. Bank N.A. (c)	10,100	10,100,000
Wisconsin Health & Educational Facilities Authority, 2.70%, Aurora Health Care Inc. Project, Series 99C, 03/07/08, LOC: KBC Bank (c)	4,375	4,375,000
Wisconsin Health & Educational Facilities Authority, 3.08%, Upland Hills Health Project, Series C, 03/07/08, LOC: Allied Irish Banks (c)	3,000	3,000,000

Wyoming 0.8%
Lincoln County, 3.09%, Pollution Control Revenue Bond, Exxon Project, Series 85, 03/03/08 (c)	2,100	2,100,000
Sublette County, 3.09%, Pollution Control Revenue Bond, Exxon Mobil Corporation Project, Series 84, 03/03/08 (c)	3,700	3,700,000
Sweetwater County, 3.01%, Memorial Hospital Project, Series 06B, 03/07/08, LOC: Key Bank, N.A. (c)	8,160	8,160,000
Total notes, bonds & variable rate demand notes (cost $1,589,935,692)		1,589,935,692

Tax exempt commercial paper 4.9% (a)

Florida 0.7%
Jacksonville, 0.75%, 04/07/08, LOC: Landesbank Baden Wurttenburg	11,580	11,580,000

Kentucky 1.2%
Pendleton County, 2.65%, 05/08/08, LOC: J.P. Morgan Chase Bank	20,000	20,000,000

7	The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.29.2008

Tax exempt commercial paper 4.9% (a)	Principal amount (in thousands)	Value

Michigan 0.7%
Michigan Building Authority, 2.25%, 05/22/08, LOC: Bank of New York and State Street Bank & Trust Co.	$11,700	$11,700,000

New York 0.6%
New York Metropolitan Transportation Authority, 2.95%, Series CP-1, Subseries A, 06/11/08, LOC: ABN-AMRO Bank N.V.	10,000	10,000,000

Texas 1.7%
San Antonio, 3.10%, Electric & Gas Systems Project, Series A, 03/12/08	10,000	10,000,000
Texas A&M University Board of Regents, 1.05%, Series B, 04/07/08	2,070	2,070,000
Texas Public Finance Authority, 2.73%, Series 03, 03/06/08	11,500	11,500,000
University of Texas Board of Regents, 1.43%, Series 02A, 06/06/08	5,000	5,000,000
Total tax exempt commercial paper (cost $81,850,000)		81,850,000

Total investment portfolio (cost $1,671,785,692) (d), 100.7% (a)		1,671,785,692

Other assets and liabilities, net (0.7%) (a)		(11,466,766)

Net assets
(net asset value, offering and redemption price of $1.00 per share; 1,660,363,663 shares outstanding), consisting of paid-in capital, net of accumulated net realized gain of $9,468, 100.0%		$1,660,318,926

Footnotes

(a) Percentages indicated are based on net assets. (b) Earlier of the maturity date or the put date. (c) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (d) The aggregate identified cost for federal income tax purposes is the same.

BPA—Bond Purchase Agreement

FGIC—Financial Guaranty Insurance Company

FNMA—Federal National Mortgage Association

FSA—Financial Security Assurance Holdings Ltd.

GO—General Obligation

IDRB—Industrial Development Revenue Bond

LOC—Credit enhancement provided by letter of credit issued by noted institution

MBIA—Municipal Bond Insurance Association

MFHRB—Multi-Family Housing Revenue Bond

PSF—Permanent School Fund

Investment Portfolio Composition (1)
UNAUDITED I 02.29.2008

Type of investment	Percent of net assets
1-day variable rate demand notes	10.2%
7-day variable rate demand notes	75.7%
Fixed rate notes	9.2%
Tax exempt commercial paper	4.9%
Put bonds	0.7%
(1) See the Fund’s prospectus for a description of the principal types of securities in which the Fund invests.

The accompanying notes are an integral part of the financial statements.	8

Financial Statements

MUNICIPAL MONEY MARKET FUND

Statement of Operations	9/1/07 to 2/29/08 (unaudited)

Investment income
Interest	$22,508,581

Expenses
Investment advisory fee	3,142,459
Distribution fees	1,061,875
Shareholder servicing fees	184,930
State qualification expenses	60,292
Fund accounting fee	50,599
Professional fees	40,055
Custodian fee	38,897
Trustees and officers compensation	17,611
Reports to shareholders	9,670
Other	20,956

Total expenses before expense offsets	4,627,344

Expense offsets	(19,563)

Total expenses after expense offsets	4,607,781

Net investment income from operations	$17,900,800

Statements of Changes in Net Assets	9/1/07 to 2/29/08 (unaudited)	9/1/06 to 8/31/07

Net assets, beginning of period	$1,281,060,319	$1,207,430,358

Increase (decrease) in net assets
Net investment income from operations	17,900,800	37,382,183
Net realized gain on investments	9,468	—

Distributions to shareholders from net investment income ($0.01 and $0.03 per share)	(17,900,800)	(37,382,183)

Capital share transactions	379,249,139	73,629,961

Increase (decrease) in net assets	379,258,607	73,629,961

Net assets, end of period	$1,660,318,926	$1,281,060,319

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	9/1/07 to 2/29/08 (unaudited)		For the fiscal years ended August 31
			2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (a)	0.013		0.030	0.026	0.014	0.004	0.006
Less distributions
Dividends from net investment income (a)	(0.013)		(0.030)	(0.026)	(0.014)	(0.004)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	1.28	(b)	3.05	2.58	1.40	0.39	0.61

Ratios to average daily net assets (%)
Operating expenses	0.65	(c)	0.66	0.68	0.69	0.68	0.67
Net income	2.53	(c)	3.01	2.57	1.40	0.40	0.59

Net assets, end of period ($ millions)	1,660		1,281	1,207	1,054	1,008	1,057

(a) May include net realized gains and losses that are less than $.001 per share. (b) Not annualized. (c) Annualized.

9	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.29.2008

NOTE 1  I  Organization and investment objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

NOTE 2  I  Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage Mutual Funds based upon methods approved by the Board of Trustees. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3  I  Capital share transactions At February 29, 2008, there were an unlimited number of shares of beneficial interest of no par value authorized. Capital share transactions in the Fund during the six-month period ended February 29, 2008 and the fiscal year ended August 31, 2007, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	9/1/07 to 2/29/08	9/1/06 to 8/31/07
Sold	3,439,184,684	5,809,360,950
Reinvestment of distributions	15,467,593	37,729,357
Redeemed	(3,075,403,138)	(5,773,460,346)
Net increase	379,249,139	73,629,961

NOTE 4  I  Investment advisory fees and other transactions with affiliates The Trust has an Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), a wholly owned subsidiary of Raymond James Financial, Inc. (“RJF”). Under this agreement, the Fund agreed to pay to the Manager an annual fee as a percentage of the Fund’s average daily net assets, computed daily based on the schedule below and payable monthly. The amount payable to the Manager as of February 29, 2008, was $569,241.

Fund’s average daily net assets	Investment advisory fee rate
First $250 million	0.500%
Next $250 million	0.475%
Next $250 million	0.450%
Next $250 million	0.425%
Greater than $1 billion	0.400%

Expense limitation The Manager has contractually agreed, for the fiscal year ending August 31, 2008, to waive its fees and/or reimburse expenses to the extent that the annual operating expense rate exceed 0.74% of its average daily net assets. This expense limitation excludes interest, taxes, brokerage commissions, extraordinary expenses and includes offset expense arrangements with the Fund’s custodian. The agreement allows the Manager the right to recover, from the Fund, any fees waived and/or reimbursed if the total annual operating expenses are less than the expense limitation then in

10

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.29.2008

effect. The fees can be recovered within the two fiscal years following the year for which the fees were waived and/or reimbursed. No fees were waived, no expenses were reimbursed, and no fees were recovered for the six-month period ended February 29, 2008.

Subadvisory fees The Manager entered into a subadvisory agreement with an unaffiliated party to provide investment advice, portfolio management services (including placement of brokerage orders) and certain compliance and other services.

Distribution fees Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay Heritage Fund Distributors, Inc. (the “Distributor” or “HFD”), a wholly owned subsidiary of Heritage, a fee of 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 29, 2008, was $194,895.

Fund accounting fees The Manager is the Fund Accountant for the Fund. For providing Fund Accounting services, the Manager receives payment from the Fund at a fixed base fee plus any out-of-pocket expenses. The amount payable to the Manager as of February 29, 2008, was $8,406.

Shareholder servicing fees The Manager is the Shareholder Servicing Agent for the Fund. For providing Shareholder services, the Manager receives payment from the Fund at a fixed fee per shareholder account plus any out-of-pocket expenses. The amount payable to the Manager as of February 29, 2008, was $31,145.

Trustees and officers compensation Trustees of the Trust may also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and/or Heritage Series Trust, which are investment companies that are also advised by the Manager of the Trust (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Heritage Mutual Funds’ regular or special meetings attended in person and 25% of such fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Trustees’ fees and expenses are allocated on a pro rata basis among each portfolio in the Heritage Mutual Funds. The pro rata allocation is for each Fund for which the Trustee is elected to serve. Certain Officers of the Heritage

Mutual Funds may also be Officers and/or Directors of Heritage. Such Officers receive no compensation from the Heritage Mutual Funds except for the Heritage Mutual Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each portfolio in the Heritage Mutual Funds. As of February 29, 2008, the amount of Trustees and Officers compensation payable by the Fund was $6,952.

NOTE 5  I  Federal income taxes The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2007, there were no reclassifications arising from permanent tax differences. All dividends paid by the Fund from net investment income are exempt from federal income tax; however, a portion of the dividends paid may be subject to the alternative minimum tax.

NOTE 6  I  New accounting pronouncements In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax return positions presented and disclosed in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Manager has evaluated the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

11

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.29.2008

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Manager is evaluating the application of FAS 157 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

12

Understanding Your Ongoing Costs

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.29.2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases or contingent deferred sales charges and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see the Fund’s prospectus or contact your financial advisor.

Actual expenses  I  The following table shows the actual expenses you would have paid on a $1,000 investment in the Heritage Cash Trust—Municipal Money Market Fund on September 1, 2007, and held through February 29, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Actual	Beginning account value September 1, 2007	Ending account value February 29, 2008	Expenses paid during period (a)
Municipal Money Market Fund	$1,000.00	$1,012.84	$3.27

Hypothetical example for comparison purposes  I  All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the following table shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning account value September 1, 2007	Ending account value February 29, 2008	Expenses paid during period (a)
Municipal Money Market Fund	$1,000.00	$1,021.61	$3.29

(a) Expenses are calculated using the Fund’s annualized expense ratio of 0.65% multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (182), and then dividing that result by the actual number of days in the fiscal year (366).

Tax Information

UNAUDITED

Of the dividends paid from net investment income for the fiscal year ended August 31, 2007, 100% were exempt interest dividends that are tax exempt for federal income tax purposes, and a portion were exempt interest dividends that may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

13

HeritageFunds.com

727.567.8143  I  800.421.4184

Heritage Fund Distributors, Inc.

Member FINRA

Not FDIC Insured  t  May Lose Value  t  No Bank Guarantee

Please consider the investment objectives, risks, charges, and expenses of any fund carefully before investing. Contact Heritage at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Heritage Cash Trust. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007, is available without charge, upon request, by calling the Heritage Family of Funds, toll-free at the number above, by accessing our website at HeritageFunds.com or by accessing the Commission’s website at www.sec.gov. Would you like to receive future mailings via e-mail? If so, please let us know. Visit HeritageFunds.com to enroll.

02/08	Printed on recycled paper

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of April 25, 2008.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) of Heritage Cash Trust that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST
Date: April 25, 2008

/s/ Mathew J. Calabro
Mathew J. Calabro Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 25, 2008

/s/ Mathew J. Calabro
Mathew J. Calabro Principal Executive Officer

Date: April 25, 2008

/s/ Andrea N. Mullins
Andrea N. Mullins Principal Financial Officer